Offsets	Feb. 18, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	UDR, Inc.
Form or Filing Type	S-3
File Number	333-269757
Initial Filing Date	Feb. 14, 2023
Fee Offset Claimed	$ 66,962.00
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $0.01 par value per share
Unsold Securities Associated with Fee Offset Claimed | shares	14,016,954
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 766,306,875.00
Termination / Withdrawal Statement	On February 14, 2023, the Company filed a 425(b)(5) prospectus supplement (the "Prior Prospectus Supplement") to the base prospectus contained in the Company's Registration Statement on Form S-3 (File No. 333- 269757) (the "2023 Registration Statement") in connection with the Company's "at-the-market" offering program (the "ATM Program"). In connection with the Prior Prospectus Supplement, the Company owed a filing fee of $66,962 to register the offering of 14,016,954 shares of the Company's common stock, of which $66,962 was applied from registration fees previously paid for unsold securities under the Company's prospectus supplement dated July 29, 2021 to the base prospectus contained in the Company's Registration Statement on Form S-3 (File No. 333- 236846). No shares were sold under the Prior Prospectus Supplement and 14,016,954 shares of common stock registered in connection with the ATM Program remain unsold as of the date hereof. The 2023 Registration Statement expired on February 14, 2026 and the Company has terminated the offering that included the unsold shares of common stock under the Prior Prospectus Supplement. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $66,962 that has already been paid and remains unused with respect to the securities that were previously registered pursuant to the Prior Prospectus Supplement and were not sold thereunder may be applied to offset the filing fees payable pursuant to this registration statement. Unsold Aggregate Offering Amount Associated with Fee Offset Claimed is based on the assumed maximum offering price for purposes of calculating, in accordance with Rule 457(c), the registration fee contemporaneously paid in connection with the unsold securities with the Prior Prospectus Supplement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	UDR, Inc.
Form or Filing Type	S-3
File Number	333-269757
Filing Date	Feb. 14, 2023
Fee Paid with Fee Offset Source	$ 66,962.00